FAIR VALUE - Available for Sale Investment Portfolio (Details) - Ardellis Insurance Ltd. - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2017	Dec. 31, 2016
Available-for-sale securities
Cost	$ 17,355	$ 9,972
Unrealized Gain (Loss)	1,510	376
Fair Value	18,865	10,348
Interest Income
Available-for-sale securities
Realized Gain	256
Fixed Income
Available-for-sale securities
Cost	8,170	4,310
Unrealized Gain (Loss)	(14)	(43)
Fair Value	8,156	4,267
Equity
Available-for-sale securities
Cost	9,185	5,181
Unrealized Gain (Loss)	1,524	428
Fair Value	$ 10,709	5,609
Mutual Fund
Available-for-sale securities
Cost		481
Unrealized Gain (Loss)		(9)
Fair Value		$ 472